Servicing Activities (Schedule Of Unpaid Principal Balance Of Serviced Mortgage Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Serviced Mortgage Assets [Line Items]
Serviced Loans Balance - Subserviced Mortgage Loans	$ 0	$ 26,358
Serviced Loans Balance - Subserviced Operations Held-for-sale	0	4
Serviced Loans Balance - Total Subserviced Mortgage Loans	0	26,362
Serviced Loans Balance - Master-servicing-only Mortgage Loans	0	8,557
Serviced Loans Balance - Total Serviced Mortgage Loans	130,324	391,349
Residential Mortgage [Member]
Serviced Mortgage Assets [Line Items]
Total Primary Serviced Assets	130,324	356,430
On-Balance Sheet Loans [Member] | Residential Mortgage [Member] | Held for Sale and Investment [Member]
Serviced Mortgage Assets [Line Items]
Total Primary Serviced Assets	10,938	18,871
On-Balance Sheet Loans [Member] | Residential Mortgage [Member] | Operations Held-For-Sale [Member]
Serviced Mortgage Assets [Line Items]
Total Primary Serviced Assets	0	541
Off-Balance Sheet Loans [Member] | Residential Mortgage [Member] | Operations Held-For-Sale [Member]
Serviced Mortgage Assets [Line Items]
Total Primary Serviced Assets	0	4,912
Off-Balance Sheet Loans [Member] | Residential Mortgage [Member] | Private Placement [Member]
Serviced Mortgage Assets [Line Items]
Total Primary Serviced Assets	0	50,886
Off-Balance Sheet Loans [Member] | Residential Mortgage [Member] | US Government-sponsored Enterprises [Member]
Serviced Mortgage Assets [Line Items]
Total Primary Serviced Assets	119,384	262,868
Off-Balance Sheet Loans [Member] | Residential Mortgage [Member] | Whole-Loan Transactions [Member]
Serviced Mortgage Assets [Line Items]
Total Primary Serviced Assets	2	15,105
Off-Balance Sheet Loans [Member] | Residential Mortgage [Member] | Purchased Servicing Rights [Member]
Serviced Mortgage Assets [Line Items]
Total Primary Serviced Assets	$ 0	$ 3,247